Annual Total Returns (Vanguard European Stock Index Fund - Signal Shares Signal) (Vanguard European Stock Index Fund, Vanguard European Stock Index Fund - Signal Shares)	12 Months Ended
Oct. 31, 2013
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Annual Total Return
2013	24.87%
2012	20.99%
2011	(11.46%)
2010	5.02%
2009	32.01%
2008	(44.67%)
2007	13.93%